Expense Example - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	$ 467
3 years	609
5 years	764
10 years	1,213
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	240
3 years	437
5 years	755
10 years	1,466
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	463
3 years	597
5 years	742
10 years	1,166
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	542
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	100
5 years	174
10 years	$ 393